UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [x]; Amendment Number: 2
This amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            May 25, 2011
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31


Form 13F Information Table Value Total:    318,578 (thousands)

List of Other Included Managers:           None

                                                                FORM 13F INFORMATION TABE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  BAIDU INC                      ADRS STOCKS      056752108    89577    650000 SH       SOLE                 650000        0       0
  BAIDU INC                      ADRS STOCKS      056752908      229     45000 SH CALL  SOLE                  45000        0       0
  CAMELOT INFO                   ADRS STOCKS      13322V105     3318    200000 SH       SOLE                 200000        0       0
  CHINA AGRITECH INC             ADRS STOCKS      16937A950      273    175000 SH PUT   SOLE                 175000        0       0
  CHINA-BIOTICS INC              COMMON STOCK     16937B959       53     75000 SH PUT   SOLE                  75000        0       0
  CHINA NAT GAS INC              COMMON STOCK     168910956       24     45000 SH PUT   SOLE                  45000        0       0
  CHINA GREEN AGRICULTURE        COMMON STOCK     16943W955       77     55000 SH PUT   SOLE                  55000        0       0
  CHINA NORTH EAST PETE HLDG     COMMON STOCK     16941G952       56     75000 SH PUT   SOLE                  75000        0       0
  CHINA MEDIAEXPRESS HLDGS       COMMON STOCK     169442950     1980    602000 SH PUT   SOLE                 602000        0       0
  CHINA SHEN ZHOU MNG            COMMON STOCK     16942H959       61    175000 SH PUT   SOLE                 175000        0       0
  CHINACASE EDU CORP             COMMON STOCK     16946T959       55    100000 SH PUT   SOLE                 100000        0       0
  CHINA VALVES TECHNOLOGY        COMMON STOCK     169476957       49     75000 SH PUT   SOLE                  75000        0       0
  CHINA XD PLASTICS CO           COMMON STOCK     16948F957       58     50000 SH PUT   SOLE                  50000        0       0
  CITY TELECOM                   ADRS STOCKS      178677209     1630    107740 SH       SOLE                 107740        0       0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    89540   1100000 SH       SOLE                1100000        0       0
  KOREA ELECTRIC PWR             ADRS STOCKS      500631106      129     10500 SH       SOLE                  10500        0       0
  IMAX CORP                      COMMON STOCK     45245E109     7995    250000 SH       SOLE                 250000        0       0
  INFOSYS TECHNOLOGIES           COMMON STOCK     456788908      405    450000 SH CALL  SOLE                 450000        0       0
  L & L ENERGY INC               COMMON STOCK     50162D950       75    100000 SH PUT   SOLE                 100000        0       0
  LAS VEGAS SANDS                COMMON STOCK     517834107    29554    700000 SH       SOLE                 700000        0       0
  MELCO CROWN ENTMT LTD          ADRS STOCKS      585464100    30537   4018000 SH       SOLE                4018000        0       0
  NEW ORIENTAL EDUCATION & TECH  ADRS STOCKS      647581107    55039    550000 SH       SOLE                 550000        0       0
  ORIENT PAPER INC               COMMON STOCK     68619F955       43     50000 SH PUT   SOLE                  50000        0       0
  PHILIPPINE LONG DISTANCE       ADRS STOCKS      718252604     1782     33300 SH       SOLE                  33300        0       0
  REDIFF COM INDIA LTD           ADRS STOCKS      757479950       29    125000 SH PUT   SOLE                 125000        0       0
  SCICLONE PHARMACEUTICALS       COMMON STOCK     80862K954       65     50000 SH PUT   SOLE                  50000        0       0
  SKYPEOPLE FRUIT JUICE          COMMON STOCK     83086T958       45     50000 SH PUT   SOLE                  50000        0       0
  SINOCOKING COAL & COKE         COMMON STOCK     829357952       94     75000 SH PUT   SOLE                  75000        0       0
  TELESTONE TECHNOLOGIES         COMMON STOCK     87953j952       45    100000 SH PUT   SOLE                 100000        0       0
  YOUKU.COM                      ADRS STOCKS      987520103     5701    120000 SH       SOLE                 120000        0       0
  YUHE INTERNATIONAL INC         COMMON STOCK     988432950       60     50000 SH PUT   SOLE                  50000        0       0